EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 10—EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to McDermott International, Inc. by the weighted average number of common shares outstanding during the period. Diluted earnings per share equals net income attributable to McDermott International, Inc. divided by the weighted average common shares outstanding adjusted for the dilutive effect of our stock–based awards.

The diluted earnings per share calculation excludes 3.1 million, 3.2 million and 1.8 million shares underlying outstanding stock-based awards for the years ended December 31, 2014, 2013 and 2012, respectively, as they were antidilutive.

Potential dilutive common shares for the settlement of our common stock purchase contracts totaling 30.7 million shares were considered in the calculation of diluted weighted-average shares for year ended December 31, 2014; however, due to our net loss position, those shares have not been reflected below because they would be anti-dilutive.

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2014	2013	2012
	(In thousands, except share and per share amounts)

Income (loss) from continuing operations less noncontrolling interest	$(75,994)	$(508,868)	$190,968
Income from discontinued operations, net of tax	—	—	3,497
Net income (loss) attributable to McDermott International, Inc.	$(75,994)	$(508,868)	$194,465

Weighted average common shares (basic)	237,229,086	236,514,584	235,638,422
Effect of dilutive securities:
Stock options, restricted stock and restricted stock units	—	—	1,981,266
Adjusted weighted average common shares and assumed exercises of stock options and vesting of stock awards (diluted)	237,229,086	236,514,584	237,619,688
Basic earnings (loss) per share
Income (loss) from continuing operations less noncontrolling interest	(0.32)	(2.15)	0.81
Income (loss) from discontinued operations, net of tax	—	—	0.01
Net income (loss) attributable to McDermott International, Inc.	(0.32)	(2.15)	0.83
Diluted earnings (loss) per share:
Income (loss) from continuing operations less noncontrolling interest	(0.32)	(2.15)	0.80
Income (loss) from discontinued operations, net of tax	—	—	0.01
Net income (loss) attributable to McDermott International, Inc.	(0.32)	(2.15)	0.82